Plant Restructuring (table) (detail) (USD $)	3 Months Ended						12 Months Ended
	Mar. 31, 2015	Dec. 27, 2014	Sep. 28, 2013	Jun. 29, 2013	Mar. 31, 2013	Dec. 29, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Balance				$ 1,501,000			$ 10,000	$ 1,501,000	$ 37,000
Plant Restructuring	487,000	889,000	347,000	154,000	987,000	2,510,000	1,376,000	501,000	3,497,000
Cash payment/write offs							(137,000)	(1,992,000)	(2,033,000)
Balance	1,249,000				1,501,000		1,249,000	10,000	1,501,000
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Balance				20,000			10,000	20,000	37,000
Plant Restructuring	309,000	533,000
Cash payment/write offs							(137,000)	(10,000)	(17,000)
Balance	715,000				20,000		715,000	10,000	20,000
Long Lived Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance				1,174,000			0	1,174,000	0
Plant Restructuring	(52,000)	316,000	341,000		109,000	1,107,000
Cash payment/write offs							0	(1,515,000)	(42,000)
Balance	264,000				1,174,000		264,000	0	1,174,000
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance				307,000			0	307,000	0
Plant Restructuring	230,000	40,000	6,000	154,000	878,000	1,403,000
Cash payment/write offs							0	(467,000)	(1,974,000)
Balance	$ 270,000				$ 307,000		$ 270,000	$ 0	$ 307,000